Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Gross impaired loans by category
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398
Non-interest-earning loans	279	281
Non-performing loans	690	637
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	608	539
Restructured loans	20	30
Potential problem loans	356	407
Total other impaired loans	376	437
Gross impaired loans	984	976
Non-interest-earning loans	188	188
Non-performing loans	420	351
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	84	46
Restructured loans	0	0
Potential problem loans	11	15
Total other impaired loans	11	15
Gross impaired loans	95	61
Non-interest-earning loans	2	4
Non-performing loans	82	42
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	391	397
Restructured loans	20	30
Potential problem loans	344	327
Total other impaired loans	364	357
Gross impaired loans	755	754
Non-interest-earning loans	150	146
Non-performing loans	241	251
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133	96
Restructured loans	0	0
Potential problem loans	1	65
Total other impaired loans	1	65
Gross impaired loans	134	161
Non-interest-earning loans	36	38
Non-performing loans	97	58
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	361	379
Restructured loans	0	0
Potential problem loans	23	43
Total other impaired loans	23	43
Gross impaired loans	384	422
Non-interest-earning loans	91	93
Non-performing loans	270	286
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	157	134
Restructured loans	0	0
Potential problem loans	21	39
Total other impaired loans	21	39
Gross impaired loans	178	173
Non-interest-earning loans	8	9
Non-performing loans	149	125
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97	92
Restructured loans	0	0
Potential problem loans	1	3
Total other impaired loans	1	3
Gross impaired loans	98	95
Non-interest-earning loans	76	74
Non-performing loans	21	18
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	107	153
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	108	154
Non-interest-earning loans	7	10
Non-performing loans	100	143